Derivative Liabilities - Schedule of Convertible Note Derivatives (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities as of December 31, 2020	$ 517,366	$ 458,745
Initial derivative liabilities at new note issuance	2,719,439	895,204
Initial loss	0	(36,607)
Conversion	(763,241)	(907,550)
Mark to market changes	(433,181)	107,574
Derivative liabilities as of March 31, 2021	$ 2,040,383	$ 517,366